Finance Income and Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Interest income
Interest income from financial assets measured at amortized cost	¥ 3,880	¥ 1,117	¥ 10,763
Interest income from financial assets measured at fair value through P&L	700	660	248
Interest income on sublease	11	4	191
Total interest income	4,591	1,781	11,202
Dividend income
Dividend income from financial assets measured at fair value through OCI and disposed of during the period	8	252	603
Dividend income from financial assets measured at fair value through OCI and held at end of the period	164	120	745
Dividend income from financial assets measured at fair value through P&L	0	0	96
Total dividend income	172	372	1,444
Gain on derivative financial assets, net	0	91,990	0
Gain on foreign currency exchange, net	0	0	10,979
Change in fair value of financial assets associated with contingent consideration arrangements	(1,043)	3,294	3,478
Remeasurement to fair value of pre-existing interest in an acquiree	8,482	0	0
Other	11,498	8,084	728
Total	23,700	105,521	27,831
Finance Expenses:
Interest expense on financial debt	108,498	118,682	137,176
Interest expense on lease liabilities	13,934	12,124	11,834
Total interest expense	122,432	130,806	149,010
Change in fair value of financial liabilities associated with contingent consideration arrangements	490	3,601	4,637
Loss on derivative financial assets, net	22,595	0	1,790
Loss on foreign currency exchange, net	1,791	97,319	0
Other	19,299	16,905	9,569
Total	¥ 166,607	¥ 248,631	¥ 165,006